UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA INTERMEDIATE-TERM BOND FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2009


[LOGO OF USAA]
    USAA(R)







PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2009




















                                                                      (Form N-Q)

48445-1209                                   (C)2009, USAA. All rights reserved.

================================================================================


PORTFOLIO OF INVESTMENTS


USAA INTERMEDIATE-TERM BOND FUND
October 31, 2009 (unaudited)


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                     COUPON                                    VALUE
 (000)         SECURITY                                       RATE        MATURITY                    (000)
 ----------------------------------------------------------------------------------------------------------

               CORPORATE OBLIGATIONS (51.6%)

               CONSUMER DISCRETIONARY (1.8%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
$       2,000  Kellwood Co.                                 7.88%         7/15/2011         $         1,050
                                                                                            ---------------
               AUTOMOTIVE RETAIL (0.1%)
        1,000  Autozone, Inc.                               5.75          1/15/2015                   1,072
                                                                                            ---------------
               BROADCASTING (0.4%)
          983  Charter Communications Operating, LLC (a)    7.54 (b)      3/06/2014                     897
        1,000  Comcast Corp.                                6.50          1/15/2017                   1,092
        2,000  Liberty Media Corp., LLC                     5.70          5/15/2013                   1,890
        1,000  Time Warner Cable, Inc.                      8.25          2/14/2014                   1,174
                                                                                            ---------------
                                                                                                      5,053
                                                                                            ---------------
               CASINOS & GAMING (0.1%)
          134  Harrah's Operating Co., Inc. (c)            10.00          2/01/2016                     103
          950  Seminole Tribe of Florida (c)                7.80         10/01/2020                     808
                                                                                            ---------------
                                                                                                        911
                                                                                            ---------------
               DEPARTMENT STORES (0.1%)
        1,500  J.C. Penney Co., Inc.                        7.95          4/01/2017                   1,594
                                                                                            ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.2%)
        2,000  Starwood Hotels & Resorts Worldwide,
                    Inc.                                   7.88         10/15/2014                    2,080
                                                                                            ---------------
               HOUSEHOLD APPLIANCES (0.2%)
        2,000  Stanley Works Capital Trust I                5.90         12/01/2045                   1,791
        1,000  Whirlpool Corp.                              7.75          7/15/2016                   1,076
                                                                                            ---------------
                                                                                                      2,867
                                                                                            ---------------
               HOUSEWARES & SPECIALTIES (0.1%)
        1,000  Newell Rubbermaid, Inc.                      4.63         12/15/2009                   1,001
                                                                                            ---------------
               LEISURE PRODUCTS (0.2%)
        2,000  Hasbro, Inc.                                 6.13          5/15/2014                   2,199
                                                                                            ---------------
               SPECIALTY STORES (0.3%)
        1,000  Staples, Inc.                                7.75          4/01/2011                   1,075
        2,000  Staples, Inc.                                9.75          1/15/2014                   2,426
                                                                                            ---------------
                                                                                                      3,501
                                                                                            ---------------
               Total Consumer Discretionary                                                          21,328
                                                                                            ---------------

               CONSUMER STAPLES (2.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.3%)
        1,000  Bunge Ltd. Finance Co.                       8.50          6/15/2019                   1,167
        2,000  Cargill, Inc. (c)                            6.00         11/27/2017                   2,171
                                                                                            ---------------
                                                                                                      3,338
                                                                                            ---------------
               BREWERS (0.2%)
        2,000  Anheuser-Busch Companies, Inc. (c)           7.20          1/15/2014                   2,255
                                                                                            ---------------


================================================================================
1   |  USAA Intermediate-Term Bond Fund

================================================================================


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                     COUPON                                    VALUE
 (000)         SECURITY                                       RATE        MATURITY                    (000)
 ----------------------------------------------------------------------------------------------------------
               DISTILLERS & VINTNERS (0.2%)
$       2,000  Constellation Brands, Inc.                   7.25%         5/15/2017         $         2,015
                                                                                            ---------------
               DRUG RETAIL (0.9%)
        2,797  CVS Caremark Corp.                           6.04         12/10/2028                   2,755
        8,600  CVS Caremark Corp.                           6.30          6/01/2037                   7,400
                                                                                            ---------------
                                                                                                     10,155
                                                                                            ---------------
               FOOD RETAIL (0.3%)
        1,643  Ahold Lease USA, Inc.                        7.82          1/20/2020                   1,728
        2,000  Kroger Co. (d)                               5.50          2/01/2013                   2,143
                                                                                            ---------------
                                                                                                      3,871
                                                                                            ---------------
               SOFT DRINKS (0.2%)
        1,000  Bottling Group, LLC                          5.50          4/01/2016                   1,094
        1,000  Coca Cola Enterprises, Inc.                  7.38          3/03/2014                   1,176
                                                                                            ---------------
                                                                                                      2,270
                                                                                            ---------------
               TOBACCO (0.1%)
        1,000  Universal Corp.                              5.00          9/01/2011                   1,032
                                                                                            ---------------
               Total Consumer Staples                                                                24,936
                                                                                            ---------------

               ENERGY (6.8%)
               -------------
               INTEGRATED OIL & GAS (0.7%)
        2,000  Hess Corp.                                   8.13          2/15/2019                   2,432
        1,000  Marathon Oil Corp.                           6.50          2/15/2014                   1,113
        1,000  Occidental Petroleum Corp.                   7.00         11/01/2013                   1,161
        1,000  Polar Tankers, Inc. (c)                      5.95          5/10/2037                     994
        2,000  TransCanada Pipelines Ltd.                   7.13          1/15/2019                   2,382
                                                                                            ---------------
                                                                                                      8,082
                                                                                            ---------------
               OIL & GAS DRILLING (0.2%)
        2,000  Nabors Industries, Inc.                      9.25          1/15/2019                   2,420
                                                                                            ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.4%)
        2,000  Seacor Holdings, Inc. (d)                    5.88         10/01/2012                   1,985
        2,000  Weatherford International Ltd.               9.63          3/01/2019                   2,480
                                                                                            ---------------
                                                                                                      4,465
                                                                                            ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.7%)
        2,000  Devon Energy Corp.                           6.30          1/15/2019                   2,218
        2,000  Noble Energy, Inc.                           8.25          3/01/2019                   2,402
        1,000  Range Resources Corp.                        8.00          5/15/2019                   1,043
        1,000  XTO Energy, Inc.                             4.63          6/15/2013                   1,039
        1,000  XTO Energy, Inc.                             5.65          4/01/2016                   1,046
                                                                                            ---------------
                                                                                                      7,748
                                                                                            ---------------
               OIL & GAS REFINING & MARKETING (0.4%)
        1,000  Plains All American Pipeline, LP             8.75          5/01/2019                   1,216
        2,000  Premcor Refining Group, Inc. (d)             7.50          6/15/2015                   2,049
        1,000  Sunoco, Inc.                                 9.63          4/15/2015                   1,217
                                                                                            ---------------
                                                                                                      4,482
                                                                                            ---------------
               OIL & GAS STORAGE & TRANSPORTATION (4.4%)
          250  Buckeye Partners, LP                         5.13          7/01/2017                     249
        1,000  DCP Midstream, LLC (c)                       9.70         12/01/2013                   1,161
        2,000  El Paso Energy Corp. (c),(d)                 5.90          4/01/2017                   2,053
        8,000  Enbridge Energy Partners, LP                 8.05         10/01/2037                   7,511
        1,000  Energy Transfer Partners, LP                 6.00          7/01/2013                   1,072
        1,000  Energy Transfer Partners, LP                 9.70          3/15/2019                   1,240
        1,000  Enterprise Products Operating, LP            8.38          8/01/2066                     981
        5,000  Enterprise Products Operating, LP (d)        7.00          6/01/2067                   4,390
        3,550  Enterprise Products Operating, LP            7.03          1/15/2068                   3,271
        2,000  Gulf South Pipeline Co., LP                  5.75          8/15/2012                   2,114


================================================================================
                                                 Portfolio of Investments  |   2

================================================================================


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                     COUPON                                    VALUE
 (000)         SECURITY                                       RATE        MATURITY                    (000)
 ----------------------------------------------------------------------------------------------------------
$       2,000  Kaneb Pipe Line Operating Partnership, LP
                    (d)                                    5.88%          6/01/2013        $          2,081
        1,000  Kinder Morgan Finance Co.                    5.70          1/05/2016                     956
        2,000  Kinder Morgan, Inc. (d)                      6.50          9/01/2012                   2,065
        1,000  NGPL PipeCo, LLC                             6.51         12/15/2012                   1,093
        2,000  NGPL PipeCo, LLC (d)                         7.12         12/15/2017                   2,214
        2,000  Rockies Express Pipeline, LLC (c),(d)        6.25          7/15/2013                   2,173
        2,000  Sabine Pass LNG, LP (d)                      7.25         11/30/2013                   1,800
        1,110  SourceGas, LLC (c)                           5.90          4/01/2017                     951
        3,000  Southeast Supply Header                      4.85          8/15/2014                   3,061
        1,000  Spectra Energy Capital, LLC                  5.90          9/15/2013                   1,063
        2,000  Sunoco Logistics Partners Operations, LP     8.75          2/15/2014                   2,264
        1,000  Tennessee Gas Pipeline Co.                   8.00          2/01/2016                   1,146
        2,000  Tennessee Gas Pipeline Co.                   7.00         10/15/2028                   2,121
          500  Transcontinental Gas Pipeline Corp.          8.88          7/15/2012                     574
        1,000  Valero Logistics Operations, LP              6.05          3/15/2013                   1,050
        2,000  Williams Companies, Inc.                     8.13          3/15/2012                   2,180
          500  Williams Partners Finance Corp.              7.50          6/15/2011                     518
          250  Williams Partners Finance Corp.              7.25          2/01/2017                     249
                                                                                            ---------------
                                                                                                     51,601
                                                                                            ---------------
               Total Energy                                                                          78,798
                                                                                            ---------------

               FINANCIALS (21.6%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
        1,500  American Capital Strategies Ltd.             8.85 (b)      8/01/2012                   1,324
        2,000  Mellon Bank, N.A.                            5.45          4/01/2016                   2,155
                                                                                            ---------------
                                                                                                      3,479
                                                                                            ---------------
               CONSUMER FINANCE (0.8%)
        3,000  American Express Co.                         6.80          9/01/2066                   2,655
        1,000  American Honda Finance Corp. (c)             6.70         10/01/2013                   1,094
          965  Capital One Financial Corp.                  7.69          8/15/2036                     842
        1,000  ERAC USA Finance Co. (c)                     6.20         11/01/2016                   1,022
        1,000  Ford Motor Credit Co., LLC                   7.50          8/01/2012                     974
        2,000  Ford Motor Credit Co., LLC                   7.00         10/01/2013                   1,899
        1,266  General Motors Acceptance Corp.              6.88          8/28/2012                   1,209
                                                                                            ---------------
                                                                                                      9,695
                                                                                            ---------------
               DIVERSIFIED BANKS (2.2%)
        1,000  Comerica Bank                                5.20          8/22/2017                     892
        3,000  Comerica Capital Trust II                    6.58          2/20/2037                   2,205
        1,000  Emigrant Bancorp, Inc. (c)                   6.25          6/15/2014                     410
        1,000  First Tennessee Bank, N.A.                   4.63          5/15/2013                     930
        3,000  First Tennessee Bank, N.A.                   5.65          4/01/2016                   2,610
        2,000  First Union National Bank, FL                6.18          2/15/2036                   2,091
        3,000  First Union National Bank, NC (d)            6.18          2/15/2036                   3,136
        1,000  Huntington National Bank                     4.38          1/15/2010                   1,001
        2,000  Key Bank, N.A.                               5.45          3/03/2016                   1,867
        2,000  Manufacturers & Traders Trust Co.            5.63         12/01/2021                   1,619
        5,000  USB Capital IX                               6.19                  -(e)                3,888
        3,470  Wells Fargo Capital XIII                     7.70                  -(e)                3,244
        1,000  Wells Fargo Capital XV                       9.75                  -(e)                1,080
                                                                                            ---------------
                                                                                                     24,973
                                                                                            ---------------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.2%)
        1,000  Brascan Corp.                                7.13          6/15/2012                   1,023
          500  Brookfield Asset Management, Inc.            5.80          4/25/2017                     447
        1,000  Geo Group, Inc.                              8.25          7/15/2013                   1,030
                                                                                            ---------------
                                                                                                      2,500
                                                                                            ---------------
               INVESTMENT BANKING & BROKERAGE (0.5%)
        1,000  First Republic Bank Corp.                    7.75          9/15/2012                   1,099
        3,000  Goldman Sachs Capital II                     5.79                  -(e)                2,246


================================================================================
3   |  USAA Intermediate-Term Bond Fund

================================================================================


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                     COUPON                                    VALUE
 (000)         SECURITY                                       RATE        MATURITY                    (000)
 ----------------------------------------------------------------------------------------------------------
$       2,000  Merrill Lynch & Co., Inc.                    6.05%         8/15/2012         $         2,145
                                                                                            ---------------
                                                                                                      5,490
                                                                                            ---------------
               LIFE & HEALTH INSURANCE (2.2%)
        2,000  Blue Cross Blue Shield, Inc.                 8.25         11/15/2011                   2,199
        2,000  Great-West Life & Annuity Insurance Co.
                    (c)                                    7.15          5/16/2046                    1,690
        3,000  Jackson National Life Global Funding (c)     5.38          5/08/2013                   3,054
        6,000  Lincoln National Corp.                       7.00          5/17/2066                   4,980
        2,000  MetLife Capital Trust X (c)                  9.25          4/08/2038                   2,186
        3,000  Nationwide Mutual Insurance Co. (d)          5.81         12/15/2024                   2,343
        2,000  Prudential Financial, Inc.                   6.00         12/01/2017                   2,029
        1,000  Prudential Financial, Inc.                   8.88          6/15/2038                   1,073
        6,000  StanCorp Financial Group, Inc.               6.90          6/01/2067                   4,027
        2,000  Travelers Life & Annuity (c)                 5.13          8/15/2014                   1,973
                                                                                            ---------------
                                                                                                     25,554
                                                                                            ---------------
               MULTI-LINE INSURANCE (2.0%)
        2,000  American General Finance Corp.               4.88          7/15/2012                   1,541
        2,000  American International Group, Inc.           8.18          5/15/2058                   1,215
        3,000  Farmers Exchange Capital (c)                 7.05          7/15/2028                   2,576
        8,000  Genworth Financial, Inc.                     6.15         11/15/2066                   5,420
        7,000  Glen Meadow (c)                              6.51          2/12/2067                   5,372
        2,000  ILFC E-Capital Trust I (c)                   5.90         12/21/2065                     960
        2,000  ILFC E-Capital Trust II (c)                  6.25         12/21/2065                     960
        2,000  Oil Casualty Insurance Ltd. (c)              8.00          9/15/2034                   1,335
        5,000  Oil Insurance Ltd. (c)                       7.56                  -(e)                3,539
                                                                                            ---------------
                                                                                                     22,918
                                                                                            ---------------
               MULTI-SECTOR HOLDINGS (0.2%)
        1,000  Leucadia National Corp.                      7.00          8/15/2013                   1,015
        1,000  Leucadia National Corp.                      7.13          3/15/2017                     950
                                                                                            ---------------
                                                                                                      1,965
                                                                                            ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
        3,000  AgFirst Farm Credit Bank                     6.59                  -(e)                1,937
        1,000  Bank of America Corp.                        8.00                  -(e)                  901
        1,000  Bank of America Corp.                        8.13                  -(e)                  900
        2,000  Bank of America Corp.                        5.75         12/01/2017                   2,037
        2,000  Citigroup, Inc.                              6.38          8/12/2014                   2,124
        2,000  General Electric Capital Corp.               4.80          5/01/2013                   2,104
        5,440  General Electric Capital Corp.               6.38         11/15/2067                   4,726
        2,000  Northgroup Preferred Capital Corp. (c)       6.38                  -(e)                1,740
                                                                                            ---------------
                                                                                                     16,469
                                                                                            ---------------
               PROPERTY & CASUALTY INSURANCE (2.6%)
        1,000  21st Century Insurance Group                 5.90         12/15/2013                     976
        3,000  Allstate Corp.                               6.13          5/15/2037                   2,580
        1,535  Assured Guaranty U.S. Holdings, Inc.         7.00          6/01/2034                   1,145
        5,500  Chubb Corp.                                  6.38          3/29/2067                   5,074
        1,000  Fidelity National Financial, Inc.            5.25          3/15/2013                     929
        2,000  First American Capital Trust I               8.50          4/15/2012                   1,905
        2,275  Fund American Companies, Inc.                5.88          5/15/2013                   2,247
        1,000  Infinity Property & Casualty Corp.           5.50          2/18/2014                     940
        2,000  Liberty Mutual Group, Inc.                   7.30          6/15/2014                   2,010
        3,000  Liberty Mutual Group, Inc. (c)               7.00          3/15/2037                   2,382
        7,000  Progressive Corp.                            6.70          6/15/2037                   6,140
        2,000  RLI Corp.                                    5.95          1/15/2014                   1,986
        2,000  Travelers Companies, Inc.                    6.25          3/15/2037                   1,803
                                                                                            ---------------
                                                                                                     30,117
                                                                                            ---------------
               REGIONAL BANKS (2.6%)
        1,500  AmSouth Bank, N.A.                           5.20          4/01/2015                   1,312
        1,750  Bank of Oklahoma                             5.75          5/15/2017                   1,572
        2,000  Chittenden Corp.                             5.80          2/14/2017                   1,990
        1,000  City National Corp.                          5.13          2/15/2013                   1,003


================================================================================
                                                 Portfolio of Investments  |   4

================================================================================


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                     COUPON                                    VALUE
 (000)         SECURITY                                       RATE        MATURITY                    (000)
 ----------------------------------------------------------------------------------------------------------
$       2,000  Cullen/Frost Bankers, Inc.                   5.75%         2/15/2017         $         1,853
        3,000  Fifth Third Capital Trust IV                 6.50          4/15/2037                   2,168
        2,395  First Empire Capital Trust I                 8.23          2/01/2027                   1,819
        2,000  Fulton Capital Trust I                       6.29          2/01/2036                   1,211
        2,500  Huntington Capital III                       6.65          5/15/2037                   1,500
        1,000  National City Bank                           4.50          3/15/2010                   1,011
        1,500  National City Preferred Capital Trust I     12.00                  -(e)                1,721
        3,000  Regions Financing Trust II                   6.63          5/15/2047                   1,904
        2,000  Susquehanna Bancshares, Inc.                 2.30 (b)      5/01/2014                   1,226
        2,000  TCF Financial Bank                           1.93 (b)      6/15/2014                   1,475
        2,000  TCF National Bank                            5.50          2/01/2016                   1,682
        2,000  U.S. AgBank, FCB (c)                         6.11                  -(e)                1,219
        4,000  Webster Capital Trust IV                     7.65          6/15/2037                   2,500
        1,000  Whitney National Bank                        5.88          4/01/2017                     840
        1,000  Wilmington Trust Corp.                       8.50          4/02/2018                   1,008
        1,000  Zions Bancorp                                6.00          9/15/2015                     799
                                                                                            ---------------
                                                                                                     29,813
                                                                                            ---------------
               REITS - DIVERSIFIED (0.4%)
        1,000  Liberty Property, LP                         5.13          3/02/2015                     948
        1,000  Liberty Property, LP                         6.63         10/01/2017                     983
        1,000  Washington REIT                              5.35          5/01/2015                     963
        2,000  WEA Finance (c)                              5.75          9/02/2015                   2,013
                                                                                            ---------------
                                                                                                      4,907
                                                                                            ---------------
               REITS - INDUSTRIAL (0.4%)
        2,500  AMB Property, LP                             6.30          6/01/2013                   2,468
        1,000  ProLogis                                     2.25          4/01/2037                     922
        1,000  ProLogis                                     1.88         11/15/2037                     869
                                                                                            ---------------
                                                                                                      4,259
                                                                                            ---------------
               REITS - OFFICE (1.3%)
        2,000  Boston Properties, Inc.                      5.88         10/15/2019                   2,021
        1,500  Boston Properties, LP                        6.25          1/15/2013                   1,596
        1,000  Brandywine Operating Partnership, LP         4.50         11/01/2009                   1,000
        2,000  Brandywine Operating Partnership, LP         7.50          5/15/2015                   2,003
        1,000  Duke Realty, LP                              5.50          3/01/2016                     937
        1,000  Duke Realty, LP                              5.95          2/15/2017                     949
        1,000  Duke Realty, LP                              6.50          1/15/2018                     966
        1,000  HRPT Properties Trust                        5.75         11/01/2015                     942
        1,000  HRPT Properties Trust                        6.65          1/15/2018                     938
        1,500  Mack-Cali Realty, LP                         5.80          1/15/2016                   1,393
        1,000  Mack-Cali Realty, LP                         7.75          8/15/2019                   1,059
        1,000  Reckson Operating Partnership,  LP           6.00          3/31/2016                     865
                                                                                            ---------------
                                                                                                     14,669
                                                                                            ---------------
               REITS - RESIDENTIAL (0.9%)
        2,000  AvalonBay Communities, Inc.                  5.50          1/15/2012                   2,086
        1,330  BRE Properties, Inc.                         5.50          3/15/2017                   1,243
        1,000  ERP Operating, LP                            6.63          3/15/2012                   1,075
        1,965  ERP Operating, LP                            6.58          4/13/2015                   2,099
        1,000  Post Apartment Homes, LP                     5.45          6/01/2012                     995
        3,000  UDR, Inc.                                    5.13          1/15/2014                   2,870
                                                                                            ---------------
                                                                                                     10,368
                                                                                            ---------------
               REITS - RETAIL (1.9%)
        1,000  Developers Diversified Realty Corp.          5.38         10/15/2012                     939
        2,000  Developers Diversified Realty Corp.          5.50          5/01/2015                   1,750
        1,000  Federal Realty Investment Trust              6.20          1/15/2017                     981
        1,000  National Retail Properties, Inc.             6.88         10/15/2017                     985
        1,000  Pan Pacific Retail Properties, Inc.          7.95          4/15/2011                   1,047
        1,000  Pan Pacific Retail Properties, Inc.          5.25          9/01/2015                     973
        2,000  Realty Income Corp.                          5.95          9/15/2016                   1,928
        2,000  Regency Centers, LP                          5.88          6/15/2017                   1,887
        2,000  Rouse Co. (f)                                7.20          9/15/2012                   1,800


================================================================================
5   |  USAA Intermediate-Term Bond Fund

================================================================================


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                     COUPON                                    VALUE
 (000)         SECURITY                                       RATE        MATURITY                    (000)
 ----------------------------------------------------------------------------------------------------------
$       2,000  Rouse Co. (f)                                5.38%        11/26/2013         $         1,770
        3,525  Simon Property Group, LP                     5.30          5/30/2013                   3,656
        1,000  Simon Property Group, LP                     6.10          5/01/2016                   1,041
        4,000  Weingarten Realty Investors                  4.86          1/15/2014                   3,726
                                                                                            ---------------
                                                                                                     22,483
                                                                                            ---------------
               REITS - SPECIALIZED (0.8%)
        2,000  Health Care Property Investors, Inc.         6.30          9/15/2016                   1,988
        1,000  Hospitality Properties Trust                 5.13          2/15/2015                     898
        2,000  Nationwide Health Properties, Inc.           6.90         10/01/2037                   2,053
        1,000  Ventas Realty, LP                            9.00          5/01/2012                   1,052
          500  Ventas Realty, LP                            6.50          6/01/2016                     480
        3,000  Ventas Realty, LP                            6.75          4/01/2017                   2,895
                                                                                            ---------------
                                                                                                      9,366
                                                                                            ---------------
               SPECIALIZED FINANCE (0.7%)
        2,425  Assured Guaranty U.S. Holdings, Inc.         6.40         12/15/2066                   1,734
        3,000  Financial Security Assurance Holdings
                    Ltd. (c)                                6.40         12/15/2066                   1,845
        2,500  MBIA Insurance Co. (c)                      14.00          1/15/2033                   1,113
        3,000  Syncora Holdings Ltd. (g)                    6.88                  -(e)                   --
        4,000  XL Capital Ltd.                              6.50                  -(e)                3,085
                                                                                            ---------------
                                                                                                      7,777
                                                                                            ---------------
               THRIFTS & MORTGAGE FINANCE (0.2%)
        2,000  Sovereign Bank                               2.19 (b)      8/01/2013                   1,911
        1,000  Sovereign Bank                               2.11 (b)      4/01/2014                     967
                                                                                            ---------------
                                                                                                      2,878
                                                                                            ---------------
               Total Financials                                                                     249,680
                                                                                            ---------------

               HEALTH CARE (0.8%)
               ------------------
               HEALTH CARE EQUIPMENT (0.2%)
        1,000  Baxter International, Inc.                   4.00          3/01/2014                   1,044
        1,000  Hospira, Inc.                                6.40          5/15/2015                   1,113
        1,000  Hospira, Inc.                                6.05          3/30/2017                   1,055
                                                                                            ---------------
                                                                                                      3,212
                                                                                            ---------------
               HEALTH CARE SERVICES (0.1%)
        1,000  Laboratory Corp. of America                  5.63         12/15/2015                   1,034
                                                                                            ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.1%)
        1,000  Fisher Scientific International, Inc.        6.75          8/15/2014                   1,038
                                                                                            ---------------
               MANAGED HEALTH CARE (0.2%)
        2,000  Highmark, Inc. (c)                           6.80          8/15/2013                   2,097
                                                                                            ---------------
               PHARMACEUTICALS (0.2%)
        2,000  Roche Holdings, Inc. (c)                     5.00          3/01/2014                   2,168
                                                                                            ---------------
               Total Health Care                                                                      9,549
                                                                                            ---------------

               INDUSTRIALS (3.4%)
               ------------------
               AIR FREIGHT & LOGISTICS (0.2%)
        2,000  FedEx Corp.                                  7.38          1/15/2014                   2,265
                                                                                            ---------------
               AIRLINES (1.1%)
          309  America West Airlines, Inc. Pass-Through
                    Trust                                   6.87          1/02/2017                     271
        1,730  America West Airlines, Inc. Pass-Through
                    Trust (INS)                             7.93          1/02/2019                   1,551
        2,500  American Airlines Pass-Through Trust        10.38          7/02/2019                   2,778
          924  American Airlines, Inc. Pass-Through
                    Trust (INS)                             3.86          7/09/2010                     901
        1,000  American Airlines, Inc. Pass-Through
                    Trust                                   6.82          5/23/2011                     955
        3,000  Continental Airlines, Inc. Pass-Through
                    Trust                                   9.00          7/08/2016                   3,204
        1,196  Continental Airlines, Inc. Pass-Through
                    Trust                                   6.55          2/02/2019                   1,143


================================================================================
                                                 Portfolio of Investments  |   6

================================================================================


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                     COUPON                                    VALUE
 (000)         SECURITY                                       RATE        MATURITY                    (000)
 ----------------------------------------------------------------------------------------------------------
$       1,113  Continental Airlines, Inc. Pass-Through
                    Trust (INS)                             6.24 %        3/15/2020      $              820
          844  United Airlines Pass-Through Trust           7.73          7/01/2010                     836
                                                                                            ---------------
                                                                                                     12,459
                                                                                            ---------------
               BUILDING PRODUCTS (0.3%)
        2,000  CRH America, Inc.                            5.63          9/30/2011                   2,113
        1,000  USG Corp.                                    6.30         11/15/2016                     865
        1,000  USG Corp.                                    9.25 (b)      1/15/2018                     988
                                                                                            ---------------
                                                                                                      3,966
                                                                                            ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
        1,000  Paccar, Inc.                                 6.88          2/15/2014                   1,143
                                                                                            ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
        2,000  Allied Waste North America, Inc.             7.25          3/15/2015                   2,105
        2,000  Allied Waste North America, Inc.             6.88          6/01/2017                   2,123
                                                                                            ---------------
                                                                                                      4,228
                                                                                            ---------------
               INDUSTRIAL CONGLOMERATES (0.5%)
        2,000  Textron Financial Corp.                      5.40          4/28/2013                   1,977
        3,000  Tyco International Finance                   8.50          1/15/2019                   3,665
                                                                                            ---------------
                                                                                                      5,642
                                                                                            ---------------
               INDUSTRIAL MACHINERY (0.3%)
        2,000  Ingersoll-Rand GL Holding Co.                9.50          4/15/2014                   2,402
        1,000  Pall Corp. (c)                               6.00          8/01/2012                   1,006
                                                                                            ---------------
                                                                                                      3,408
                                                                                            ---------------
               RAILROADS (0.3%)
        2,000  Norfolk Southern Corp.                       7.70          5/15/2017                   2,387
        1,630  Southern Capital Corp. (c)                   5.70          6/30/2023                   1,113
                                                                                            ---------------
                                                                                                      3,500
                                                                                            ---------------
               SECURITY & ALARM SERVICES (0.3%)
        2,000  Corrections Corp. of America                 7.75          6/01/2017                   2,070
        1,000  Geo Group, Inc. (c)                          7.75         10/15/2017                   1,020
                                                                                            ---------------
                                                                                                      3,090
                                                                                            ---------------
               Total Industrials                                                                     39,701
                                                                                            ---------------

               INFORMATION TECHNOLOGY (0.6%)
               -----------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
        1,000  Computer Sciences Corp.                      5.50          3/15/2013                   1,057
        2,000  Fiserv, Inc.                                 6.13         11/20/2012                   2,199
        1,000  Iron Mountain, Inc.                          7.75          1/15/2015                   1,018
                                                                                            ---------------
                                                                                                      4,274
                                                                                            ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.2%)
        2,000  Tyco International Finance S.A.              4.13         10/15/2014                   2,046
                                                                                            ---------------
               Total Information Technology                                                           6,320
                                                                                            ---------------

               MATERIALS (1.7%)
               ----------------
               DIVERSIFIED CHEMICALS (0.5%)
        2,000  Chevron Phillips Chemical Co., LP (c)        7.00          6/15/2014                   2,214
        2,000  Dow Chem Co.                                 5.90          2/15/2015                   2,071
        1,000  E.I. du Pont de Nemours and Co.              6.00          7/15/2018                   1,125
                                                                                            ---------------
                                                                                                      5,410
                                                                                            ---------------
               DIVERSIFIED METALS & MINING (0.3%)
        3,000  Rio Tinto Finance (USA) Ltd.                 8.95          5/01/2014                   3,549
                                                                                            ---------------
               GOLD (0.2%)
        2,000  Barrick Gold Finance Co., LLC                6.13          9/15/2013                   2,213
                                                                                            ---------------


================================================================================
7   |  USAA Intermediate-Term Bond Fund

================================================================================


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                     COUPON                                    VALUE
 (000)         SECURITY                                       RATE        MATURITY                    (000)
 ----------------------------------------------------------------------------------------------------------
               METAL & GLASS CONTAINERS (0.2%)
$       2,000  Ball Corp.                                   6.63%         3/15/2018         $         1,970
        1,000  Owens Brockway Glass Container, Inc.         6.75         12/01/2014                   1,002
                                                                                            ---------------
                                                                                                      2,972
                                                                                            ---------------
               PAPER PRODUCTS (0.3%)
        3,000  International Paper Co.                      7.50          8/15/2021                   3,292
                                                                                            ---------------
               STEEL (0.2%)
        2,000  Allegheny Technologies, Inc.                 9.38          6/01/2019                   2,278
                                                                                            ---------------
               Total Materials                                                                       19,714
                                                                                            ---------------

               TELECOMMUNICATION SERVICES (1.6%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
        1,708  Citizens Communications Co.                  6.25          1/15/2013                   1,695
        5,000  Qwest Communications International, Inc.     7.25          2/15/2011                   5,025
          500  Qwest Corp. (c)                              8.38          5/01/2016                     519
        2,000  Telecom Italia Capital                       5.25         11/15/2013                   2,106
        1,000  Verizon Communications, Inc.                 5.25          4/15/2013                   1,087
        3,000  Verizon Wireless Capital, LLC (c)            5.55          2/01/2014                   3,272
        2,000  Windstream Corp. (c)                         7.88         11/01/2017                   2,030
                                                                                            ---------------
                                                                                                     15,734
                                                                                            ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.3%)
        1,000  AT&T Wireless Services, Inc.                 7.88          3/01/2011                   1,084
        2,000  Centennial Communications Corp.             10.00          1/01/2013                   2,117
                                                                                            ---------------
                                                                                                      3,201
                                                                                            ---------------
               Total Telecommunication Services                                                      18,935
                                                                                            ---------------

               UTILITIES (11.1%)
               -----------------
               ELECTRIC UTILITIES (5.2%)
        1,000  Ameren UE                                    5.10         10/01/2019                   1,010
        1,000  Baltimore Gas and Electric Co.               5.90         10/01/2016                   1,063
          992  Bruce Mansfield Unit 1 & 2 2007
                    Pass-Through Trust                      6.85          6/01/2034                     948
        1,045  Carolina Power & Light Co.                   6.13          9/15/2033                   1,159
        1,560  Cedar Brakes II, LLC (c)                     9.88          9/01/2013                   1,581
        2,000  Cleveland Electric Illuminating Co.          8.88         11/15/2018                   2,521
        2,000  Commonwealth Edison Co.                      5.80          3/15/2018                   2,162
        1,000  Duke Energy Carolinas, LLC                   5.75         11/15/2013                   1,107
        2,550  Entergy Gulf States, Inc.                    5.70          6/01/2015                   2,574
        1,000  Entergy Louisiana Holdings, Inc.             5.83         11/01/2010                   1,002
        2,000  Entergy Mississippi, Inc.                    5.92          2/01/2016                   2,036
          744  FPL Energy National Wind, LLC (c)            5.61          3/10/2024                     695
        4,000  FPL Group Capital, Inc.                      6.35         10/01/2066                   3,695
        1,000  FPL Group Capital, Inc.                      7.30          9/01/2067                     989
        1,000  Illinois Power Co.                           6.13         11/15/2017                   1,069
        2,000  Illinois Power Co.                           9.75         11/15/2018                   2,506
        2,000  Indiana Michigan Power Co.                   7.00          3/15/2019                   2,261
        2,320  ITC Holdings Corp. (c)                       5.25          7/15/2013                   2,171
        2,000  Metropolitan Edison Co.                      7.70          1/15/2019                   2,351
        1,000  MidAmerican Energy Holdings Co.              5.88         10/01/2012                   1,092
        2,000  Monongahela Power Co.                        7.36          1/15/2010                   2,018
        1,000  Nevada Power Co.                             6.50          5/15/2018                   1,095
        1,000  New York State Electric & Gas Corp.          5.50         11/15/2012                   1,071
        2,000  Northeast Utilities                          5.65          6/01/2013                   2,067
        1,700  Northern States Power Co.                    8.00          8/28/2012                   1,974
          341  Oglethorpe Power Corp.                       6.97          6/30/2011                     346
        2,000  Oglethorpe Power Corp.                       6.10          3/15/2019                   2,191
        1,000  Oncor Electric Delivery Co.                  5.95          9/01/2013                   1,085
          237  Power Contract Financing, LLC (c)            6.26          2/01/2010                     239
        2,500  PPL Capital Funding, Inc.                    6.70          3/30/2067                   2,153


================================================================================
                                                 Portfolio of Investments  |   8

================================================================================


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                     COUPON                                    VALUE
 (000)         SECURITY                                       RATE        MATURITY                    (000)
 ----------------------------------------------------------------------------------------------------------
$       2,000  PPL Energy Supply, LLC                       6.40 %       11/01/2011         $         2,158
        1,000  PSI Energy, Inc.                             6.05          6/15/2016                   1,096
        2,000  Public Service Co. of New Mexico             7.95          5/15/2018                   2,047
        1,000  Public Service Co. of Oklahoma               6.15          8/01/2016                   1,058
        1,000  Sierra Pacific Power Co.                     6.25          4/15/2012                   1,062
          980  Texas Competitive Electric Holding Co.,
                    LLC (a)                                 3.74 (b)     10/10/2014                     761
          980  Texas Competitive Electric Holding Co.,
                    LLC (a)                                 3.74 (b)     10/10/2014                     755
          838  Tristate General & Transport Association
                    (c)                                     6.04          1/31/2018                     846
        1,000  Union Electric Co.                           6.70          2/01/2019                   1,125
        1,000  Virginia Electric Power Co.                  5.40          1/15/2016                   1,061
                                                                                            ---------------
                                                                                                     60,200
                                                                                            ---------------
               GAS UTILITIES (2.5%)
        2,000  AGL Capital Corp.                            6.38          7/15/2016                   2,177
        2,000  Atmos Energy Corp.                           6.35          6/15/2017                   2,173
        1,000  Atmos Energy Corp.                           8.50          3/15/2019                   1,232
        1,000  CenterPoint Energy Resources Corp.           5.95          1/15/2014                   1,070
        1,000  Duke Capital Corp., LLC                      5.50          3/01/2014                   1,045
        1,000  Duke Capital Corp., LLC                      8.00         10/01/2019                   1,173
        1,000  EQT Corp.                                    8.13          6/01/2019                   1,148
        2,000  Equitable Resources Foundation, Inc.         6.50          4/01/2018                   2,069
        2,000  Florida Gas Transmission Co. (c)             7.90          5/15/2019                   2,374
        3,000  Gulfstream Natural Gas (c)                   6.95          6/01/2016                   3,319
        1,000  National Fuel Gas Co.                        7.38          6/13/2025                   1,014
        1,000  Northern Natural Gas Co. (c)                 5.38         10/31/2012                   1,075
        2,000  Oneok Partners, LP                           8.63          3/01/2019                   2,400
        1,000  Questar Pipeline Co.                         5.83          2/01/2018                   1,054
        1,000  Southern Star Central Gas Pipeline, Inc.
                    (c)                                     6.00          6/01/2016                     950
        6,000  Southern Union Co.                           7.20         11/01/2066                   4,950
                                                                                            ---------------
                                                                                                     29,223
                                                                                            ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
        1,500  IPALCO Enterprises, Inc. (c)                 7.25          4/01/2016                   1,519
                                                                                            ---------------
               MULTI-UTILITIES (3.1%)
        1,000  Ameren Corp.                                 8.88          5/15/2014                   1,123
        3,500  Black Hills Corp.                            6.50          5/15/2013                   3,695
        2,000  CenterPoint Energy Houston Electric, LLC     7.00          3/01/2014                   2,256
        1,000  CenterPoint Energy, Inc.                     7.25          9/01/2010                   1,025
        1,000  Dominion Resources, Inc.                     8.88          1/15/2019                   1,264
        3,000  Dominion Resources, Inc.                     7.50          6/30/2066                   2,944
        1,000  Energy East Corp.                            6.75          6/15/2012                   1,107
        5,160  Integrys Energy Group, Inc.                  6.11         12/01/2066                   4,134
        1,000  NiSource Finance Corp.                       6.40          3/15/2018                   1,033
        1,000  Puget Sound Energy, Inc.                     6.75          1/15/2016                   1,107
        7,500  Puget Sound Energy, Inc.                     6.97          6/01/2067                   6,583
        2,000  Sempra Energy                                9.80          2/15/2019                   2,556
        4,000  Texas - New Mexico Power Co. (c)             9.50          4/01/2019                   4,908
        2,000  Wisconsin Energy Corp.                       6.25          5/15/2067                   1,743
                                                                                            ---------------
                                                                                                     35,478
                                                                                            ---------------
               WATER UTILITIES (0.2%)
        2,000  American Water Capital Corp.                 6.09         10/15/2017                   2,101
                                                                                            ---------------
               Total Utilities                                                                      128,521
                                                                                            ---------------
               Total Corporate Obligations (cost: $584,484)                                         597,482
                                                                                            ---------------

               EURODOLLAR AND YANKEE OBLIGATIONS (6.8%)

               ENERGY (0.9%)
               -------------
               INTEGRATED OIL & GAS (0.4%)
        1,000  Husky Energy, Inc.                           7.25         12/15/2019                   1,158
        1,000  Nakilat, Inc. (c)                            6.07         12/31/2033                     907
          667  PEMEX Finance Ltd.                           8.88         11/15/2010                     692


================================================================================
9  |  USAA Intermediate-Term Bond Fund

================================================================================


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                     COUPON                                    VALUE
 (000)         SECURITY                                       RATE        MATURITY                    (000)
 ----------------------------------------------------------------------------------------------------------
 $        300  PEMEX Finance Ltd.                           9.03 %        2/15/2011         $           310
        2,000  Trans-Canada Pipelines Ltd.                  6.35          5/15/2067                   1,864
                                                                                            ---------------
                                                                                                      4,931
                                                                                            ---------------
               OIL & GAS DRILLING (0.1%)
          317  Delek & Avner-Yam Tethys Ltd. (c)            1.58(b)       8/01/2013                     317
          432  Delek & Avner-Yam Tethys Ltd. (c)            5.33          8/01/2013                     436
                                                                                            ---------------
                                                                                                        753
                                                                                            ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.4%)
        1,500  Talisman Energy, Inc.                        7.75          6/01/2019                   1,786
        2,000  Woodside Finance Ltd. (c)                    8.75          3/01/2019                   2,378
                                                                                            ---------------
                                                                                                      4,164
                                                                                            ---------------
               Total Energy                                                                           9,848
                                                                                            ---------------

               FINANCIALS (4.7%)
               -----------------
               DIVERSIFIED BANKS (3.1%)
        1,000  Banco Santander (c)                          5.38         12/09/2014                   1,035
        4,000  Barclays Bank plc (c),(d)                    5.93                  -(e)                3,160
        3,000  BayernLB Capital Trust I                     6.20                  -(e)                1,260
        2,000  BBVA International Preferred S.A.
                    Unipersonal (c)                         5.92                  -(e)                1,602
        2,000  BNP Paribas (c)                              5.19                  -(e)                1,675
        1,000  BOI Capital Funding Number 2, LP (c)         5.57                  -(e)                  455
        2,000  BOI Capital Funding Number 3, LP (c)         6.11                  -(e)                  910
        3,000  HBOS plc (c),(d)                             5.38                  -(e)                2,265
        1,000  HSBC Capital Funding, LP (c)                 9.55                  -(e)                1,035
        4,000  ING Groep N.V.                               5.78                  -(e)                2,924
        4,000  Lloyds TSB Group plc (c),(d)                 6.27                  -(e)                2,603
        3,000  Mizuho Capital Investment 1 Ltd. (c)         6.69                  -(e)                2,506
        2,000  MUFG Capital Finance 1 Ltd.                  6.35                  -(e)                1,850
        2,000  National Capital Trust II (c)                5.49                  -(e)                1,642
        2,000  Nordea Bank AB (c)                           5.42                  -(e)                1,602
        1,500  Rabobank Nederland                           5.26                  -(e)                1,888
        4,000  Royal Bank of Scotland Group plc             7.64                  -(e)                1,962
        2,000  Societe Generale (c)                         5.92                  -(e)                1,592
        2,000  Standard Chartered plc (c)                   6.41                  -(e)                1,582
        2,000  Sumitomo Mitsui Financial Group (c)          6.08                  -(e)                1,738
        1,000  Westpac Capital Trust IV (c)                 5.26                  -(e)                  790
                                                                                            ---------------
                                                                                                     36,076
                                                                                            ---------------
               INVESTMENT BANKING & BROKERAGE (0.1%)
        1,000  Credit Suisse Group, AG                      5.50          5/01/2014                   1,085
                                                                                            ---------------
               MULTI-LINE INSURANCE (0.1%)
        2,000  AXA S.A. (c)                                 6.46                  -(e)                1,678
                                                                                            ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
        2,500  ZFS Finance USA Trust I (c)                  6.15         12/15/2065                   2,250
        3,000  ZFS Finance USA Trust II (c)                 6.45         12/15/2065                   2,730
                                                                                            ---------------
                                                                                                      4,980
                                                                                            ---------------
               PROPERTY & CASUALTY INSURANCE (0.3%)
        1,000  Allied World Assurance Holdings Ltd.         7.50          8/01/2016                   1,044
        3,000  Catlin Insurance Co. Ltd. (c)                7.25                  -(e)                2,325
                                                                                            ---------------
                                                                                                      3,369
                                                                                            ---------------
               REGIONAL BANKS (0.3%)
        4,000  Credit Agricole S.A. (c)                     6.64                  -(e)                3,220
                                                                                            ---------------
               REINSURANCE (0.3%)
        2,624  Max USA Holdings Ltd. (c)                    7.20          4/14/2017                   2,184
                                                                                            ---------------


================================================================================
                                                Portfolio of Investments  |   10

================================================================================


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                     COUPON                                    VALUE
 (000)         SECURITY                                       RATE        MATURITY                    (000)
 ----------------------------------------------------------------------------------------------------------
$       1,000  Platinum Underwriters Finance, Inc.          7.50%         6/01/2017      $              961
                                                                                            ---------------
                                                                                                      3,145
                                                                                            ---------------
               SPECIALIZED FINANCE (0.1%)
        1,000  QBE Capital Funding II, LP (c)               6.80                  -(e)                  815
                                                                                            ---------------
               Total Financials                                                                      54,368

               INDUSTRIALS (0.5%)
               ------------------
               BUILDING PRODUCTS (0.2%)
        2,000  CRH America, Inc.                            6.00          9/30/2016                   2,073
                                                                                            ---------------
               INDUSTRIAL CONGLOMERATES (0.3%)
        2,000  Hutchison Whampoa Ltd. (c)                   7.63          4/09/2019                   2,263
        1,000  Siemens Financieringsmat (c)                 6.13          8/17/2026                   1,096
                                                                                            ---------------
               Total Industrials                                                                      5,432
                                                                                            ---------------

               MATERIALS (0.7%)
               ----------------
               DIVERSIFIED METALS & MINING (0.4%)
        2,000  Glencore Funding, LLC (c)                    6.00          4/15/2014                   1,964
        3,000  Noranda, Inc.                                6.00         10/15/2015                   3,020
                                                                                            ---------------
                                                                                                      4,984
                                                                                            ---------------
               GOLD (0.2%)
        2,000  Barrick Gold Corp.                           6.95          4/01/2019                   2,287
                                                                                            ---------------
               STEEL (0.1%)
        1,000  ArcelorMittal                                9.00          2/15/2015                   1,155
                                                                                            ---------------
               Total Materials                                                                        8,426
                                                                                            ---------------
               Total Eurodollar and Yankee Obligations (cost: $86,298)                               78,074
                                                                                            ---------------

               ASSET-BACKED SECURITIES (11.3%)

               FINANCIALS (11.1%)
               ------------------
               ASSET-BACKED FINANCING (11.1%)
          598  Aerco Ltd. (c)                               0.77 (b)      7/15/2025                     600
        4,000  AESOP Funding II, LLC (c)                    0.47 (b)      3/20/2012                   3,803
        3,000  AESOP Funding II, LLC (c)                    9.31         10/20/2013                   3,310
          339  Airport Airplanes                            0.62 (b)      3/15/2019                     321
        2,000  American Express Credit Account Master
                    Trust (c)                               0.53 (b)      3/17/2014                   1,916
        3,000  American Express Credit Account Master
                    Trust (c)                               0.60 (b)      9/15/2016                   2,751
        5,000  AmeriCredit Automobile Receivables Trust     6.96         10/14/2014                   5,274
        2,000  Banc of America Securities Auto Trust        5.51          2/19/2013                   2,001
        3,000  Bank of America Auto Trust (c)               5.73          1/20/2013                   3,163
        4,405  Bank One Issuance Trust (d)                  4.77          2/16/2016                   4,409
        2,000  Bank One Issuance Trust                      1.05 (b)      2/15/2017                   1,836
        2,000  Cabela's Credit Card Master Note Trust
                    (c)                                     5.26         10/15/2014                   2,063
        1,099  Capital One Auto Finance Trust               5.03          4/15/2012                   1,113
        1,558  Capital One Auto Finance Trust               5.13          4/16/2012                   1,592
          984  Capital One Auto Finance Trust (INS)         4.71          6/15/2012                     995
          984  Capital One Auto Finance Trust               0.28 (b)      5/15/2013                     969
        3,000  Capital One Multi-Asset Execution Trust      6.00          8/15/2013                   3,073
        2,000  Caterpillar Financial Asset Trust            4.94          4/25/2014                   2,044
        2,670  CenterPoint Energy Transition Bond Co.,
                    LLC                                     4.19          2/01/2020                   2,833
        1,000  Citibank Credit Card Issuance Trust          6.95          2/18/2014                   1,051
        4,000  Citibank Credit Card Issuance Trust          6.30          6/20/2014                   4,136
        1,000  Citibank Credit Card Issuance Trust          5.50          3/24/2017                     969
        1,000  Citibank Credit Card Issuance Trust          5.65          9/20/2019                   1,107
        5,000  CPS Auto Receivables Trust (INS)             6.48          7/15/2013                   5,059
          172  Credit Acceptance Auto Dealer Loan Trust     6.16          4/15/2013                     171


================================================================================
11  |  USAA Intermediate-Term Bond Fund

================================================================================


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                     COUPON                                    VALUE
 (000)         SECURITY                                       RATE        MATURITY                    (000)
 ----------------------------------------------------------------------------------------------------------
$         530  Detroit Edison                               6.19 %        3/01/2013      $              555
        2,000  Ford Credit Auto Owner Trust                 2.00 (b)      4/15/2013                   2,030
        3,000  GE Capital Credit Card Master Note Trust     0.52 (b)      3/15/2013                   2,953
        1,000  GE Capital Credit Card Master Note Trust     0.26 (b)      6/15/2013                     994
        1,000  GE Capital Credit Card Master Note Trust     0.29 (b)      3/15/2015                     963
        2,500  GE Dealer Floorplan Master Trust             0.26 (b)      7/20/2012                   2,472
        1,537  GE Equipment Midticket, LLC                  0.28 (b)     10/15/2012                   1,527
        2,463  GE Equipment Midticket, LLC                  0.40 (b)      9/15/2017                   2,283
        1,333  Hertz Vehicle Financing, LLC (c)             5.01          2/25/2011                   1,341
        2,000  Hertz Vehicle Financing, LLC (c)             5.08         11/25/2011                   2,044
        2,000  Hertz Vehicle Financing, LLC (c)             5.08         11/25/2011                   2,044
        3,000  Hertz Vehicle Financing, LLC (c)               --          3/25/2014                   3,018
        2,241  HSBC Automotive Trust                        4.94         11/19/2012                   2,303
        2,000  HSBC Private Label Credit Card Master
                    Note Trust                              0.27 (b)     12/16/2013                   1,994
        5,000  Huntington Auto Trust (c)                    4.81          4/16/2012                   5,145
        2,000  Hyundai Auto Receivables Trust               5.48         11/17/2014                   2,134
        2,000  MBNA Master Credit Card Note Trust           6.80          7/15/2014                   2,083
        3,000  Nissan Auto Receivables Owner Trust          5.05         11/17/2014                   3,183
        7,500  Rental Car Finance Corp. (c),(d)             0.38 (b)      7/25/2013                   6,446
        5,289  SLM Student Loan Trust                       0.64 (b)      4/25/2025                   4,085
        6,045  SLM Student Loan Trust                       0.66 (b)      4/25/2025                   4,665
        1,479  SLM Student Loan Trust                       0.48 (b)     10/27/2025                   1,101
        1,879  SLM Student Loan Trust                       0.83 (b)     10/25/2038                   1,414
          441  Triad Auto Receivables Owners Trust          5.30         10/12/2011                     444
        2,261  Trinity Rail Leasing, LP (INS)(g)            5.27          8/14/2027                   2,043
        4,850  Trinity Rail Leasing, LP (c)                 5.90          5/14/2036                   4,480
        1,525  USXL Funding, LLC (INS)(c)                   5.38          4/15/2014                   1,526
        3,000  Wachovia Auto Owner Trust                    5.35          3/20/2014                   3,162
        3,000  WFS Financial Owner Trust                    4.76          5/17/2013                   3,030
                                                                                            ---------------
                                                                                                    128,021
                                                                                            ---------------
               Total Financials                                                                     128,021
                                                                                            ---------------

               INDUSTRIALS (0.2%)
               ------------------
               AIRLINES (0.2%)
        2,830  United Airlines, Inc. Pass-Through Trust     7.78          1/01/2014                   2,814
                                                                                            ---------------
               Total Asset-Backed Securities (cost: $123,470)                                       130,835
                                                                                            ---------------

               COMMERCIAL MORTGAGE SECURITIES (17.9%)

               FINANCIALS (17.9%)
               ------------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (17.2%)
        2,000  Banc of America Commercial Mortgage,
                    Inc.                                    6.40 (b)      1/10/2018                   1,189
        2,000  Banc of America Commercial Mortgage,
                    Inc.                                    6.97          4/15/2036                   2,056
          870  Banc of America Commercial Mortgage,
                    Inc.                                    6.56          4/11/2037                     721
        3,000  Banc of America Commercial Mortgage,
                    Inc.                                    4.56         11/10/2041                   2,962
        1,000  Banc of America Commercial Mortgage,
                    Inc.                                    5.26         11/10/2042                     662
        1,000  Banc of America Commercial Mortgage,
                    Inc.                                    5.26         11/10/2042                     339
        2,000  Banc of America Commercial Mortgage,
                    Inc.                                    4.77          7/10/2043                   1,301
        4,000  Banc of America Commercial Mortgage, Inc.
                    (d)                                     5.91 (b)      5/10/2045                   4,142
        2,000  Banc of America Commercial Mortgage,
                    Inc.                                    5.35          9/10/2047                   1,729
        3,366  Banc of America Commercial Mortgage, Inc.
                    (c)                                     5.46          9/10/2047                   2,668
          962  Banc of America Commercial Mortgage, Inc.
                    (c)                                     5.50          9/10/2047                     619
        1,500  Bear Stearns Commercial Mortgage
                    Securities, Inc. (c)                    6.00          6/16/2030                   1,096
        3,000  Bear Stearns Commercial Mortgage
                    Securities, Inc.                        5.63 (b)      4/12/2038                   3,188
        1,007  Bear Stearns Commercial Mortgage
                    Securities, Inc.                        4.00          3/13/2040                   1,018
        2,000  Bear Stearns Commercial Mortgage
                    Securities, Inc.                        5.53 (b)     10/12/2041                   2,118


================================================================================
                                                Portfolio of Investments  |   12

================================================================================


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                     COUPON                                    VALUE
 (000)         SECURITY                                       RATE        MATURITY                    (000)
 ----------------------------------------------------------------------------------------------------------
$       2,000  Bear Stearns Commercial Mortgage
                    Securities, Inc.                        4.82 %        2/13/2042      $            2,079
        4,000  Chase Commercial Mortgage Securities
                    Corp. (d)                               7.73          1/15/2032                   4,003
        1,000  Citigroup Commercial Mortgage Trust          5.40          7/15/2044                     467
        2,000  Citigroup Commercial Mortgage Trust (c)      4.83          9/20/2051                   1,434
        1,000  Commercial Mortgage Asset Trust              7.64         11/17/2032                     954
        3,000  Commercial Mortgage Trust                    4.58         10/15/2037                   2,840
        3,989  Commercial Mortgage Trust (c)                5.65          3/03/2041                   2,964
        3,000  Commercial Mortgage Trust                    5.12          6/10/2044                   2,872
        2,500  Credit Suisse First Boston Mortgage
                    Capital                                 5.71          2/15/2039                   2,329
        3,525  Credit Suisse First Boston Mortgage
                    Securities Corp. (c)                    6.65         12/18/2035                   3,563
          754  Credit Suisse First Boston Mortgage
                    Securities Corp.                        4.30          7/15/2036                     758
        2,000  Credit Suisse First Boston Mortgage
                    Securities Corp.                        4.92          4/15/2037                   1,204
        3,000  Credit Suisse First Boston Mortgage
                    Securities Corp.                        5.10          8/15/2038                   2,996
        1,300  Credit Suisse First Boston Mortgage
                    Securities Corp.                        5.10          8/15/2038                   1,099
        1,000  Credit Suisse First Boston Mortgage
                    Securities Corp.                        4.82         10/15/2039                     423
          831  Credit Suisse First Boston Mortgage
                    Securities Corp.                        7.17          5/17/2040                     848
        4,000  Credit Suisse First Boston Mortgage
                    Securities Corp.                        5.21         12/15/2040                   4,063
        2,000  Credit Suisse First Boston Mortgage
                    Securities Corp.                        5.23         12/15/2040                     458
        1,735  Deutsche Mortgage & Asset Receiving
                    Corp.                                   7.50          6/15/2031                   1,643
          751  Diversified REIT (c)                         6.97          3/08/2010                     700
          530  G-Force, LLC (c)                             4.39          8/22/2036                     461
        1,500  GE Capital Commercial Mortgage Corp. (c)     5.34         12/10/2037                   1,398
        2,200  GE Capital Commercial Mortgage Corp.         6.26          6/10/2038                   2,246
        1,000  GE Capital Commercial Mortgage Corp.         5.51 (b)     11/10/2045                     207
        1,200  GE Commercial Mortgage Corp.                 5.51 (b)     11/10/2045                   1,228
        2,894  GE Commercial Mortgage Corp.                 4.35          6/10/2048                   2,893
          622  GMAC Commercial Mortgage Securities,
                    Inc.                                    7.19 (b)      5/15/2033                     623
        2,000  GMAC Commercial Mortgage Securities,
                    Inc.                                    6.50          5/15/2035                   1,999
          119  GMAC Commercial Mortgage Securities,
                    Inc.                                    6.50          5/15/2035                     122
        1,500  GMAC Commercial Mortgage Securities,
                    Inc.                                    5.04 (b)     12/10/2041                     489
        2,829  GMAC Commercial Mortgage Securities,
                    Inc.                                    4.81          5/10/2043                   2,175
        2,000  Greenwich Capital Commercial Funding
                    Corp.                                   5.12          4/10/2037                   2,007
        2,188  GS Mortgage Securities Corp. II (c)          6.04          8/15/2018                   2,172
        2,000  GS Mortgage Securities Corp. II              5.53          8/10/2038                     892
        5,000  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp. (d)                    4.82          9/12/2037                   5,033
        4,000  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                        4.99          9/12/2037                   3,061
        2,000  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                        5.49          4/15/2043                   2,100
        2,000  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                        5.79          6/12/2043                   2,006
        5,000  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp. (d)                    5.42         12/12/2043                   5,084
        2,025  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                        5.30 (b)     12/15/2044                   1,549
        3,000  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                        5.34 (b)     12/15/2044                   2,998
        4,000  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp. (d)                    5.88 (b)      4/15/2045                   4,261
        1,000  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                        5.37          5/15/2045                   1,045
        4,544  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                        4.63          3/15/2046                   4,548


================================================================================
13  |  USAA Intermediate-Term Bond Fund

================================================================================


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                     COUPON                                    VALUE
 (000)         SECURITY                                       RATE        MATURITY                    (000)
 ----------------------------------------------------------------------------------------------------------
$       1,000  LB-UBS Commercial Mortgage Trust (c)         6.83%         7/14/2016      $            1,024
        4,000  LB-UBS Commercial Mortgage Trust             4.58          8/15/2029                   3,882
        4,220  LB-UBS Commercial Mortgage Trust             4.51         12/15/2029                   4,210
        3,400  LB-UBS Commercial Mortgage Trust             5.47         11/15/2030                   3,360
        3,000  LB-UBS Commercial Mortgage Trust             5.64 (b)      3/15/2032                   3,096
        2,000  LB-UBS Commercial Mortgage Trust             5.39          4/15/2040                     583
        3,000  Machine One Trust (c),(d)                    5.22          5/28/2040                   2,218
        2,000  Merrill Lynch Mortgage Trust                 5.41         11/12/2037                   1,175
        2,000  Merrill Lynch Mortgage Trust                 5.27 (b)      7/12/2038                   1,028
        2,000  Merrill Lynch Mortgage Trust                 4.86         10/12/2041                   2,001
        2,285  Merrill Lynch Mortgage Trust                 4.92         10/12/2041                   1,767
        4,000  Merrill Lynch Mortgage Trust                 5.76          8/12/2043                   4,050
        2,000  Merrill Lynch Mortgage Trust                 5.55 (b)      1/12/2044                     464
        2,000  Merrill Lynch Mortgage Trust (c)             6.46          2/12/2051                     376
        2,000  Merrill Lynch Mortgage Trust                 6.46          2/12/2051                   1,149
        2,000  Merrill Lynch-Countrywide Commercial
                    Mortgage Trust                          6.11 (b)      6/12/2046                   1,083
        2,000  Merrill Lynch-Countrywide Commercial
                    Mortgage Trust                          5.38 (b)      7/12/2046                   1,966
        4,000  Morgan Stanley Capital I, Inc.               5.97 (b)      8/12/2041                   4,328
        4,600  Morgan Stanley Capital I, Inc.               5.69          7/12/2044                   4,905
        3,445  Morgan Stanley Capital I, Inc.               4.89          6/12/2047                   3,383
        5,000  Morgan Stanley Dean Witter Capital I,
                    Inc. (c),(d)                            5.13          5/24/2043                   3,897
        2,000  Morgan Stanley Dean Witter Capital I,
                    Inc.                                    4.54          7/15/2056                   1,993
        3,000  Mortgage Capital Funding, Inc.               7.18 (b)      6/18/2030                   2,977
        3,213  Prudential Securities Secured Financing
                    Corp.                                   6.76          6/16/2031                   3,252
        1,000  SBA Commercial Mortgage-Backed Trust (c)     5.56         11/15/2036                     924
        1,583  Structured Asset Securities Corp.            7.15         10/12/2034                   1,620
        2,000  Timberstar Trust (c)                         5.75         10/15/2036                   1,797
        8,012  Wachovia Bank Commercial Mortgage Trust      5.00          7/15/2041                   8,081
        2,000  Wachovia Bank Commercial Mortgage Trust      5.08          3/15/2042                   1,996
        2,000  Wachovia Bank Commercial Mortgage Trust      4.81          4/15/2042                   2,078
        5,000  Wachovia Bank Commercial Mortgage Trust      5.62          7/15/2045                   5,049
        5,000  Wachovia Bank Commercial Mortgage Trust
                    (d)                                     5.50         10/15/2048                   5,060
                                                                                            ---------------
                                                                                                    198,874
                                                                                            ---------------
               ESCROWED BONDS (0.3%)
        1,000  GS Mortgage Securities Corp. II              6.62          5/03/2018                   1,054
        2,000  Hilton Hotels Pool Trust (c)                 7.46         10/03/2015                   2,104
                                                                                            ---------------
                                                                                                      3,158
                                                                                            ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.4%)
       27,945  Credit Suisse First Boston Mortgage
                    Securities Corp., acquired
                    8/30/2004; cost $1,209(c),(h)           0.95          1/15/2037                     344
       24,577  Credit Suisse First Boston Mortgage
                    Securities Corp., acquired
                    6/17/2003 & 12/05/2007; cost
                    $1,168(c),(h)                           1.69          5/15/2038                     256
       18,913  Greenwich Capital Commercial Funding
                    Corp., acquired 7/17/2003 &
                    8/13/2003; cost $1,083(c),(h)           1.99          1/11/2035                      40
       64,383  GS Mortgage Securities Corp. II, acquired
                    5/13/2004; cost $968(c),(h)             0.19          5/03/2018                     229
       39,190  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp., acquired
                    8/05/2009; cost $510(c),(h)             0.69          1/12/2037                     508
       62,097  LB-UBS Commercial Mortgage Trust,
                    acquired 8/05/2009; cost
                    $944(c),(h)                             1.05          3/15/2036                     825
      128,981  LB-UBS Commercial Mortgage Trust,
                    acquired 7/22/2009; cost
                    $1,663(c),(h)                           0.60         10/15/2036                   1,773
        6,398  LB-UBS Commercial Mortgage Trust,
                    acquired 7/16/2003; cost
                    $323(c),(h)                             0.56          4/15/2037                      31
       48,604  Morgan Stanley Cap I, Inc., acquired
                    8/05/2009; cost $720(c),(h)             0.40          6/12/2047                     697


================================================================================
                                                Portfolio of Investments  |   14

================================================================================


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                     COUPON                                    VALUE
 (000)         SECURITY                                       RATE        MATURITY                    (000)
 ----------------------------------------------------------------------------------------------------------
$      11,027  Morgan Stanley Dean Witter Capital I,
                     Inc., acquired 1/23/2004; cost
                    $600(c),(h)                             0.87%         9/13/2045         $           185
                                                                                            ---------------
                                                                                                      4,888
                                                                                            ---------------
               Total Financials                                                                     206,920
                                                                                            ---------------
               Total Commercial Mortgage Securities (cost: $224,041)                                206,920
                                                                                            ---------------

               U.S. GOVERNMENT AGENCY ISSUES (6.3%)(I)
               ---------------------------------------
               COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
        2,000  Freddie Mac (+)                              4.50          1/15/2029                   2,092
          756  Freddie Mac (+)                              6.00          2/15/2013                     779
                                                                                            ---------------
                                                                                                      2,871
                                                                                            ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
        3,171  Government National Mortgage Assn.           1.75          7/16/2010                      39
                                                                                            ---------------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (6.0%)
        7,373  Fannie Mae (+)                               5.50         11/01/2037                   7,774
        4,190  Fannie Mae (+)                               5.50          6/01/2038                   4,418
        8,148  Fannie Mae (+)                               6.00          4/01/2037                   8,674
        8,683  Fannie Mae (+)                               6.00          7/01/2037                   9,244
       14,808  Fannie Mae (+)                               6.00         11/01/2037                  15,765
        6,694  Fannie Mae (+)                               6.00         11/01/2037                   7,126
        3,614  Fannie Mae (+)                               6.00         11/01/2037                   3,848
        3,877  Fannie Mae (+)                               6.00          7/01/2038                   4,127
        4,421  Fannie Mae (+)                               6.00          8/01/2038                   4,703
        1,546  Freddie Mac (+)                              5.00          9/01/2020                   1,646
        2,350  Freddie Mac (+)                              5.50          4/01/2036                   2,479
                                                                                            ---------------
                                                                                                     69,804
                                                                                            ---------------
               Total U.S. Government Agency Issues (cost: $68,830)                                   72,714
                                                                                            ---------------

               MUNICIPAL BONDS (2.5%)
               AIRPORT/PORT (0.3%)
        2,000  College Park (INS)                           5.76          1/01/2015                   1,975
        1,695  Riverside (INS)                              5.19          8/01/2017                   1,570
                                                                                            ---------------
                                                                                                      3,545
                                                                                            ---------------
               APPROPRIATED DEBT (0.2%)
        1,500  Kentucky State Property and Buildings
                    Commission (j)                          4.08         11/01/2015                   1,509
        1,105  Reeves County (INS)                          5.75          3/01/2012                   1,101
                                                                                            ---------------
                                                                                                      2,610
                                                                                            ---------------
               CASINOS & GAMING (0.3%)
        1,000  Mashantucket (Western) Pequot Tribe,
                    acquired 7/29/2005; cost
                    $1,000(c),(h)                           5.91          9/01/2021                     608
        3,055  Seneca Nation of Indians Capital
                    Improvements Auth. (d)                  6.75         12/01/2013                   2,857
                                                                                            ---------------
                                                                                                      3,465
                                                                                            ---------------
               EDUCATION (0.2%)
        1,845  California State Univ. (INS)                 5.27         11/01/2017                   1,859
        1,000  Univ. of Oklahoma                            5.25         11/01/2019                   1,036
                                                                                            ---------------
                                                                                                      2,895
                                                                                            ---------------


================================================================================
15  |  USAA Intermediate-Term Bond Fund

================================================================================


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                     COUPON                                    VALUE
 (000)         SECURITY                                       RATE        MATURITY                    (000)
 ----------------------------------------------------------------------------------------------------------
               ELECTRIC UTILITIES (0.2%)
$       2,000  American Municipal Power, Inc.               3.82%         2/15/2014         $         2,027
                                                                                            ---------------
               ELECTRIC/GAS UTILITIES (0.1%)
        1,000  North Carolina Eastern Municipal Power
                    Agency                                  5.23          1/01/2011                   1,012
                                                                                            ---------------
               GENERAL OBLIGATION (0.1%)
        1,000  Riverside (INS)                              4.21          2/15/2011                   1,023
                                                                                            ---------------
               HOSPITAL (0.1%)
        1,000  Medical Univ. (INS)                          5.01          2/15/2015                     971
                                                                                            ---------------
               MISCELLANEOUS (0.1%)
          841  Keenan Dev. Association of Tennessee, LLC
                    (INS)                                   5.02          7/15/2028                     751
                                                                                            ---------------
               MULTIFAMILY HOUSING (0.1%)
        1,080  American Eagle Northwest LLC                 4.97         12/15/2018                   1,071
                                                                                            ---------------
               NURSING/CCRC (0.1%)
        2,000  Statewide Communities Dev. Auth. (INS)       5.59          2/01/2015                   1,869
                                                                                            ---------------
               OIL & GAS REFINING & MARKETING (0.1%)
        1,000  Harris County                                5.68          3/01/2023                   1,001
                                                                                            ---------------
               SPECIAL ASSESSMENT/TAX/FEE (0.5%)
        1,565  Erie County Tobacco Asset Securitization
                    Corp.                                   6.00          6/01/2028                   1,211
        1,000  New York State Environmental Facilities
                    Corp. (INS)                             4.02         12/15/2009                   1,004
        1,000  New York State Housing Finance Agency        5.19          9/15/2011                   1,063
        2,000  New York State Urban Dev. Corp. (INS)        4.38         12/15/2011                   2,108
                                                                                            ---------------
                                                                                                      5,386
                                                                                            ---------------
               WATER/SEWER UTILITY (0.1%)
        1,885  Escondido Joint Powers Financing Auth.
                    (INS)                                   5.53          9/01/2018                   1,826
                                                                                            ---------------
               Total Municipal Bonds (cost: $30,514)                                                 29,452
                                                                                            ---------------


  PRINCIPAL
  AMOUNT                                                                                             MARKET
  $(000)/                                                                                             VALUE
  SHARES       SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------

               PREFERRED SECURITIES (1.1%)

               CONSUMER STAPLES (0.3%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.3%)
       50,000  Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual
               (c)                                                                                    3,541
                                                                                            ---------------

               FINANCIALS (0.6%)
               -----------------
               DIVERSIFIED BANKS (0.1%)
       50,000  HSBC Holdings, 6.20%, perpetual  *                                                     1,074
                                                                                            ---------------
               LIFE & HEALTH INSURANCE (0.1%)
      100,000  Delphi Financial Group, Inc., 7.38%, perpetual  *                                      1,741
                                                                                            ---------------


================================================================================
                                                Portfolio of Investments  |   16

================================================================================


  PRINCIPAL
  AMOUNT                                                                                             MARKET
  $(000)/                                                                                             VALUE
  SHARES       SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
               Reinsurance (0.2%)
        2,000  Ram Holdings Ltd., 7.50%, non-cumulative, perpetual  *                       $           100
       $3,000  Swiss Re Capital I LP, 6.85%, perpetual  (c)                                           2,313
                                                                                            ---------------
                                                                                                      2,413
                                                                                            ---------------
               REITS - INDUSTRIAL (0.1%)
       30,000  AMB Property Corp., Series C, 7.00%, cumulative redeemable, perpetual                    664
                                                                                            ---------------
               REITS - SPECIALIZED (0.1%)
       40,000  Public Storage, Inc., 7.00%, perpetual  *                                                921
                                                                                            ---------------
               Total Financials                                                                       6,813
                                                                                            ---------------

               GOVERNMENT (0.0%)(I)
               --------------------
               U.S. GOVERNMENT (0.0%)
       80,000  Fannie Mae, 8.25%, perpetual  *                                                           93
       80,000  Freddie Mac, 8.38%, perpetual  *                                                          88
                                                                                            ---------------
                                                                                                        181
                                                                                            ---------------
               Total Government                                                                         181
                                                                                            ---------------

               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
        2,000  Centaur Funding Corp., 9.08%  (c)                                                      2,012
                                                                                            ---------------
               Total Preferred Securities (cost: $20,610)                                            12,547
                                                                                            ---------------


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                     COUPON                                    VALUE
 (000)         SECURITY                                       RATE        MATURITY                    (000)
 ----------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (2.2%)

               COMMERCIAL PAPER (0.3%)

               CONSUMER STAPLES (0.3%)
               -----------------------
               PACKAGED FOODS & MEAT (0.3%)
$       3,000  Kraft Foods, Inc.                            0.33%        11/18/2009                   2,999
                                                                                            ---------------

               VARIABLE-RATE DEMAND NOTES (0.9%)

               MUNICIPAL BONDS (0.9%)
               ----------------------
               HOSPITAL (0.9%)
       10,000  Johnson City Health and Educational
                    Facilities Board  (LOC - Regions
                    Bank)                                   3.10          7/01/2033                  10,000
                                                                                            ---------------


 Number of
 Shares        Security
 ----------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (1.0%)
 11,779,609    State Street Institutional Liquid Reserve Fund, 0.25% (k)                             11,780
                                                                                            ---------------
               Total Money Market Instruments
               (cost: $24,779)                                                                       24,779
                                                                                            ---------------


               TOTAL INVESTMENTS (COST: $1,163,026)                                       $       1,152,803
                                                                                            ===============


================================================================================
17  |  USAA Intermediate-Term Bond Fund

================================================================================


($ IN 000S)                                           VALUATION HIERARCHY
                                                      -------------------

                                             (LEVEL 1)       (LEVEL 2)      (LEVEL 3)
                                           QUOTED PRICES       OTHER       SIGNIFICANT
                                            IN ACTIVE       SIGNIFICANT    UNOBSERVABLE
                                             MARKETS        OBSERVABLE       INPUTS
                                           OR IDENTICAL       INPUTS
                                              ASSETS                                                TOTAL
---------------------------------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS                   $            --  $      597,482 $           -- $        597,482
  EURODOLLAR AND YANKEE OBLIGATIONS                    --          78,074             --           78,074
  ASSET-BACKED SECURITIES                              --         128,792          2,043          130,835
  COMMERCIAL MORTGAGE SECURITIES                       --         206,920             --          206,920
  U.S. GOVERNMENT AGENCY ISSUES                        --          72,714             --           72,714
  MUNICIPAL BONDS                                      --          29,452             --           29,452
EQUITY SECURITIES:
  PREFERRED SECURITIES                                 88          12,459             --           12,547
MONEY MARKET INSTRUMENTS:
  COMMERCIAL PAPER                                     --           2,999             --            2,999
  VARIABLE-RATE DEMAND NOTES                           --          10,000             --           10,000
  MONEY MARKET FUNDS                               11,780              --             --           11,780
---------------------------------------------------------------------------------------------------------
Total                                     $        11,868 $     1,138,892 $        2,043 $      1,152,803
---------------------------------------------------------------------------------------------------------


Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                  Corporate Obligations  Asset-Backed Securities
-------------------------------------------------------------------------------------------------
Balance as of July 31, 2009                                  $1,555,000               $4,566,000

Net realized gain (loss)                                              -                        -

Change in net unrealized                                        813,000                  831,000
appreciation/depreciation

Net purchases (sales)                                                 -                 (44,000)

Transfers in and/or out of Level 3                          (2,368,000)              (3,310,000)
-------------------------------------------------------------------------------------------------
Balance as of July 31, 2009                                          $-               $2,043,000
-------------------------------------------------------------------------------------------------


================================================================================
                                                Portfolio of Investments  |   18

================================================================================


NOTES TO PORTFOLIO
OF INVESTMENTS

October 31, 2009 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Intermediate-Term Bond Fund Shares and Intermediate-Term Bond Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.


================================================================================
19   |  USAA Intermediate-Term Bond Fund

================================================================================


3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees.


================================================================================
                                       Notes to Portfolio of Investments  |   20

================================================================================


The fair value methods included using inputs such as market quotations obtained from the broker-dealers from which the Fund purchased the securities. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. SUBSEQUENT EVENTS - Subsequent events are events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through December 17, 2009, the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

F. As of October 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2009, were $59,636,000 and $69,859,000, respectively, resulting in net unrealized depreciation of $10,223,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,156,829,000 at October 31, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 6.8% of net assets at October 31, 2009.


================================================================================
21   |  USAA Intermediate-Term Bond Fund

================================================================================


CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT           Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, Inc., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.


================================================================================
                                       Notes to Portfolio of Investments  |   22

================================================================================


SPECIFIC NOTES

(a) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2009. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2009.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) At October 31, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Currently the issuer is in default with respect to interest and/or principal payments.
(g) Security was fair valued at October 31, 2009, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2009, was $5,496,000, which represented 0.5% of the Fund's net assets.
(i) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, indicated with "+" are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(j) At October 31, 2009, the aggregate market value of securities purchased on a when-issued basis was $1,509,000.
(k) Rate represents the money market fund annualized seven-day yield at October 31, 2009.
*       Non-income-producing security.


================================================================================
23   |  USAA Intermediate-Term Bond Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    12-18-2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12-21-2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12-18-2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.